Accrued Liabilities and Acquisition Payable (Tables)	12 Months Ended
Jun. 30, 2024
Accrued Liabilities and Acquisition Payable
Schedule of accrued liabilities
	June 30, 2024	June 30, 2023
Accrued professional fees	312,500	666,495
Accrued sales tax	28,539	37,429
Accrued expenses from sale of manufacturing operations	-	1,360,000
Other accrued liabilities	395,368	375,870
	$736,407	$2,439,794

Schedule of acquisition payable
	June 30, 2024	June 30, 2023
Payments related to the acquisition of Cygnet	$413,152	$152,500
	$413,152	$152,500